EQUIPMENT - NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
EQUIPMENT - NET

6. EQUIPMENT - NET

Equipment consists of the following as of December 31, 2024, and 2023:

	December 31,	December 31,
	2024	2023
	(unaudited)	(audited)
Cryptocurrency miners	$15,000	$15,000
Less accumulated depreciation	(15,000)	(15,000)

Total Property and Equipment	$-	$-

Equipment is stated at cost and depreciated on a straight- line basis over the assets’ estimated useful lives: computer equipment 5 years. Total depreciation expenses for the year ended December 31, 2024, and 202 were $-0- and $-0-, respectively.

During the quarter ended March 31, 2019, Powerdyne International, Inc. purchased several crypto currency miners and began mining certain crypto coins. This was done in an effort to enter into the crypto markets and explore other potential revenue opportunities for Powerdyne International, Inc.

During the year ended December 31, 2022, Powerdyne stopped the mining of Sia coin and any crypto currency due to the lack of productivity of its crypto miners.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024, and 2023